Shareholder remuneration system and earnings per share - Narrative (Details) - EUR (€) € / shares in Units, € in Millions				2 Months Ended
	May 02, 2023	May 31, 2022	May 02, 2022	May 12, 2023
2022 Program, Second
Earnings per share [line items]
Share buyback program, amount				€ 921
2021 Program, Second
Earnings per share [line items]
Share buyback program, amount		€ 865
Complementary Dividend
Earnings per share [line items]
Dividends recognised as distributions to owners per share (in euro per share)	€ 5.95		€ 5.15